Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 12, 2026, the date the financial statements were issued and filed with the U.S. Securities and Exchange Commission. Based on the Company’s evaluation, no other event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements, except the following:

On October 14, 2025, the Company issued 12,000,000 Class B ordinary shares to Skyline Tech Limited in exchange for its 24% equity stake in Nanjing Cesun Power Co., Ltd., with the transaction consideration amounting to $8,654,880.

The Company’s previous holding of PNSOLAR GmbH 40% equity interest will no longer be valid, subsequently, on November 21, 2025, the Company has invested in Singapore Matrix SEA Limited company (pre-IPO), after the event, the Company will experience an increase of 4.9% in equity interest for the Matrix SEA Limited that the equity structure of which has been fully established.

On October 12, 2025, The Company adopted share incentive plans, granting a total of 7,800,000 share options with an exercise price of $0.5 to sixteen shareholders and employees. As of January 26, 2026, the vesting conditions were satisfied and the Company issued 7,800,000 Class A ordinary shares.

As the date of this report, the company repurchased 60,000 Class A shares as treasury stock.

On November 5, 2025, Ningbo Deloud Information Technology Co., Ltd. entered into one long-term loan agreement with Huaneng Guicheng Trust Co., Ltd with a loan period of two years. The loan of RMB500,000 bears a fixed interest rate of 23.99% per annum and had been repaid in advance in November 2025.

On November 5, 2025, Zhejiang Skycorp New Energy Co., Ltd. entered into one long-term loan agreement with We Bank with a loan period of two years. The loan of RMB 360,000 bears a fixed interest rate of one-year LPR plus 13.88% (16.88%) per annum and will expire in October 2027.

On November 5, 2025, Zhejiang Skycorp New Energy Co., Ltd. entered into one long-term loan agreement with We Bank with a loan period of two years. The loan of RMB 840,000 bears a fixed interest rate of one-year LPR plus 13.88% (16.88%) per annum and will expire in October 2027.

On November 11, 2025, Ningbo Skycorp Solar Co., Ltd. entered into one short-term loan agreement with China Everbright Bank Co., Ltd. with a loan period of six months. The loan of RMB 3,000,000 bears a fixed interest rate of one-year LPR plus 50 basis point (3.5%) per annum and will expire in May 2027.

On December 11, 2025, Ningbo Deloud Information Technology Co., Ltd. entered into one long-term loan agreement with We Bank with a loan period of two years. The loan of RMB 600,000 bears a fixed interest rate of one-year LPR plus 9.5% (12.5%) per annum and will expire in December 2027.